Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
doc.ai Incorporated
Business Acquisition [Line Items]
Schedule of preliminary fair value of assets acquired and liabilities assumed
The fair value of the assets acquired and liabilities assumed in connection with the acquisition are as follows (in thousands):

Cash and cash equivalents	$12,217
Prepaid expenses	244
Other current assets	400
Developed technology	15,668
Customer relationships	17,389
Goodwill	85,811
Accounts payable and other accrued liabilities	(5,965)
Deferred revenue	(2,274)
Debt	(904)
Deferred tax liability	(1,688)
Other long-term liabilities	(302)

Total	$120,596

CareLinx Inc
Business Acquisition [Line Items]
Schedule of preliminary fair value of assets acquired and liabilities assumed	The preliminary fair value of the assets acquired and liabilities assumed in connection with the acquisition are as follows (in thousands):

Cash	$445
Accounts receivable	4,006
Other receivables	59
Prepaid expenses	234
Other current assets	344
Developed technology	14,800
Customer relationships	13,300
Trade name	2,600
Other long-term assets	1,789
Goodwill	31,510
Accrued expenses	(1,371)
Contract liabilities - current	(45)
Non-current contract liabilities	(53)
Other long-term liabilities	(2,048)

Total	$65,570

Visualize Health [Member]
Business Acquisition [Line Items]
Schedule of preliminary fair value of assets acquired and liabilities assumed	The assets acquired and liabilities assumed in connection with the VH acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Accounts receivable	$650
Developed technology	4,385
Customer relationships	420
Goodwill	5,223
Accounts payable and other accrued liabilities	(47)
Deferred tax liability	(1,122)

Total	$9,509

Mindsciences Inc [Member]
Business Acquisition [Line Items]
Schedule of preliminary fair value of assets acquired and liabilities assumed	The assets acquired and liabilities assumed in connection with the Mindsciences acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Cash and cash equivalents	$140
Accounts receivable	99
Prepaid expenses and other current assets	12
Developed t echnology	1,731
Customer r elationships	388
Goodwill	5,692
Accounts payable and other accrued liabilities	(185)
Deferred tax liability	(287)

Total	$7,590